DISAGGREGATED REVENUES (Details 2)	12 Months Ended
Dec. 31, 2020
Customer C [Member]
Accounts receivable concentration, percentage	13.00%
Customer K [Member]
Accounts receivable concentration, percentage	18.20%
Customer E [Member]
Accounts receivable concentration, percentage	38.90%